UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                              November 13, 2009
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     111
                                        ----------------
Form 13F Information Table Value Total:     $2,779,608
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2009

         ITEM 1                          ITEM 2          ITEM 3        ITEM 4      ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value         of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                                   Common          88579Y101       136,843     1,854,241
Abbott Labs Com                         Common          002824100       113,009     2,284,397
Abercrombie & Fitch Co                  Common          002896207           101         3,080
Accenture PLC Ireland                   Common          G1151C101            18           490
Adobe Systems Inc                       Common          00724F101        79,379     2,402,505
Alliant Techsystems Inc                 Common          018804104            88         1,130
American Electric Power Co              Common          025537101            15           500
Amern Corp                              Common          023608102            21           824
Ametek                                  Common          031100100        82,333     2,358,426
Amgen Inc                               Common          031162100            24           400
Amphenol                                Common          032095101        93,575     2,483,406
Arthur J Gallagher                      Common          363576109            96         3,950
Automatic Data Processing               Common          053015103       106,381     2,706,908
Autozone Inc                            Common          053332102            88           600
BMC Software                            Common          055921100             3            75
Bard (C.R.)                             Common          067383109        66,377       844,380
Berkshire Hathaway Cl B                 Common          084670207             3             1
Best Buy Company Inc                    Common          086516101            17           440
Biovail Corporation                     Common          09067J109            20         1,300
Black & Decker Corp.                    Common          091797100            22           470
Bristol Myers Squibb Co Com             Common          110122108           761        33,800
Capital Growth Systems                  Common          14019a107             2        10,000
Cardinal Health Inc                     Common          14149Y108            14           520
Cintas Corp                             Common          172908105            21           690
Clorox Co                               Common          189054109        79,774     1,356,242
Coca-Cola Co                            Common          191216100       101,190     1,884,358
Cognizant Tech Sol                      Common          192446102       106,080     2,743,920
Colgate-Palmolive Co                    Common          194162103       106,401     1,394,873
Consolidated Edison Inc                 Common          209115104           160         3,915
Costco Wholesale Corp                   Common          22160K105             6           100
Danaher Corp                            Common          235851102        73,097     1,085,813
Dell, Inc                               Common          24702R101           105         6,910
Delta Electonics Inc GDR                Common          247629306             0            11
Dionex Corp                             Common          254546104         2,021        31,112
Ecolab, Inc.                            Common          278865100        75,664     1,636,688
Eli Lilly & Co                          Common          532457108            81         2,460
Emerson Electric Co                     Common          291011104       105,791     2,639,492
Equifax Inc                             Common          294429105        92,237     3,165,307
Exelon Corp                             Common          30161N101            87         1,750
Exxon Mobil Corp                        Common          30231G102           235         3,432
Federated Investors Inc.                Common          314211103            94         3,550
Fidelity National Information Svcs Inc  Common          31620M106           103         4,025
Garmin Ltd                              Common          G37260109           121         3,200
General Dynamics Corp                   Common          369550108           104         1,610
General Electric Co                     Common          369604103           192        11,673
Genuine Parts Co                        Common          372460105            91         2,379
Glaxosmithkline PLC Spons ADR           Common          37733W105            84         2,135
Harley Davidson Inc                     Common          412822108            89         3,860
Heinz H J Co                            Common          423074103           219         5,515
IMS Health Inc                          Common          449934108           113         7,340
ITT Corp                                Common          450911102           101         1,930
Intel Corp                              Common          458140100           258        13,200
International Business Machines Corp    Common          459200101           357         2,982
Johnson & Johnson                       Common          478160104       123,863     2,034,210
Kellogg Co                              Common          487836108            20           400
Kroger Co                               Common          501044101            81         3,940
Lender Processing Services              Common          52602E102            48         1,250
Lexmark Intl Inc                        Common          529771107           132         6,120
Lincare Hldgs Inc                       Common          532791100           109         3,480
MTR Gaming Group                        Common          553769100             1           400
McDonald's Corp                         Common          580135101           176         3,089
McGraw Hill Companies                   Common          580645109            49         1,950
Medtronic Inc                           Common          585055106       119,098     3,236,364
Merck & Company                         Common          589331107           158         4,980
Microsoft Corp Com                      Common          594918104       136,973     5,290,576
Moodys Corp                             Common          615369105            77         3,740
Mylan Laboratories Inc.                 Common          628530107            59         3,712
Nestle SA ADR                           Common          641069406           287         6,750
Nike Inc Cl B                           Common          654106103           544         8,401
Nordson Corp                            Common          655663102            82         1,470
Omnicom Group Inc                       Common          681919106       110,489     2,991,033
Oracle Corp                             Common          68389X105        94,286     4,524,295
PPG Industries Inc                      Common          693506107            92         1,580
Patterson Companies                     Common          703395103            81         2,960
Paychex Inc                             Common          704326107        67,311     2,317,071
Pepsico Inc                             Common          713448108       114,312     1,948,723
Pfizer Inc Com                          Common          717081103           167        10,120
Pitney Bowes Inc                        Common          724479100           108         4,360
Polaris Industries                      Common          731068102            19           460
Praxair Inc                             Common          74005P104        66,589       815,140
Procter & Gamble Co                     Common          742718109       105,789     1,826,460
Radioshack                              Common          750438103            93         5,630
Reliance Steel And Aluminum Co          Common          759509102            43         1,000
Rockwell Collins Inc.                   Common          774341101           103         2,030
SEI Investments                         Common          784117103            92         4,700
Sara Lee Corp                           Common          803111103            95         8,540
Silgan Holdings Inc                     Common          827048109            94         1,790
Stanley Works                           Common          854616109            70         1,650
Stryker Corp                            Common          863667101        94,247     2,074,553
Suburban Propane Partnership            Common          864482104            45         1,070
Sysco Corp                              Common          871829107        83,956     3,378,503
T Rowe Price Group Inc                  Common          74144T108        35,987       787,468
TJX Companies Inc                       Common          872540109            17           470
Total System Services                   Common          891906109            92         5,720
Tutor Perini Corp                       Common          901109108           101         4,730
US Bancorp Del Com New                  Common          902973304            42         1,911
United Parcel Svc Cl B                  Common          911312106            20           350
United Technologies                     Common          913017109        93,940     1,541,776
VF Corp                                 Common          918204108            19           260
Vanguard Div App ETF                    Common          921908844           639        14,400
Verizon Communications                  Common          92343V104            18           610
WD 40 Co                                Common          929236107            51         1,793
Waddell & Reed Financial Inc            Common          930059100            68         2,380
Walgreen Company                        Common          931422109           452        12,050
Waters Corp                             Common          941848103        99,268     1,777,080
Watson Wyatt Worldwide Inc              Common          942712100            20           470
Wells Fargo & Co                        Common          949746101         4,483       159,100
Weyerhaeuser Co                         Common          962166104            49         1,350
Wilmington Trust Corp                   Common          971807102             9           600
Wyeth                                   Common          983024100           250         5,150
Zebra Technologies                      Common          989207105           179         6,900

                                                                      2,779,608    65,869,383
                                                                      =========    ==========


         ITEM 1                             ITEM 6      ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole          NONE        1,638,481                215,760
Abbott Labs Com                             Sole          NONE        2,029,012                255,385
Abercrombie & Fitch Co                      Sole          NONE            3,080
Accenture PLC Ireland                       Sole          NONE              490
Adobe Systems Inc                           Sole          NONE        2,127,395                275,110
Alliant Techsystems Inc                     Sole          NONE            1,130
American Electric Power Co                  Sole          NONE              500
Amern Corp                                  Sole          NONE              824
Ametek                                      Sole          NONE        2,075,985                282,441
Amgen Inc                                   Sole          NONE              400
Amphenol                                    Sole          NONE        2,177,815                305,591
Arthur J Gallagher                          Sole          NONE            3,950
Automatic Data Processing                   Sole          NONE        2,400,092                306,816
Autozone Inc                                Sole          NONE              600
BMC Software                                Sole          NONE               75
Bard (C.R.)                                 Sole          NONE          750,900                 93,480
Berkshire Hathaway Cl B                     Sole          NONE                1
Best Buy Company Inc                        Sole          NONE              440
Biovail Corporation                         Sole          NONE            1,300
Black & Decker Corp.                        Sole          NONE              470
Bristol Myers Squibb Co Com                 Sole          NONE           33,800
Capital Growth Systems                      Sole          NONE                0                 10,000
Cardinal Health Inc                         Sole          NONE              520
Cintas Corp                                 Sole          NONE              690
Clorox Co                                   Sole          NONE        1,202,498                153,744
Coca-Cola Co                                Sole          NONE        1,663,435                220,923
Cognizant Tech Sol                          Sole          NONE        2,425,450                318,470
Colgate-Palmolive Co                        Sole          NONE        1,235,890                158,983
Consolidated Edison Inc                     Sole          NONE            3,415                    500
Costco Wholesale Corp                       Sole          NONE              100
Danaher Corp                                Sole          NONE          956,012                129,801
Dell, Inc                                   Sole          NONE            6,910
Delta Electonics Inc GDR                    Sole          NONE                0                     11
Dionex Corp                                 Sole          NONE           27,862                  3,250
Ecolab, Inc.                                Sole          NONE        1,449,395                187,293
Eli Lilly & Co                              Sole          NONE            2,460
Emerson Electric Co                         Sole          NONE        2,334,494                304,998
Equifax Inc                                 Sole          NONE        2,801,936                363,371
Exelon Corp                                 Sole          NONE            1,750
Exxon Mobil Corp                            Sole          NONE            3,432
Federated Investors Inc.                    Sole          NONE            3,550
Fidelity National Information Svcs Inc      Sole          NONE            1,825                  2,200
Garmin Ltd                                  Sole          NONE            3,200
General Dynamics Corp                       Sole          NONE            1,610
General Electric Co                         Sole          NONE            7,373                  4,300
Genuine Parts Co                            Sole          NONE            2,379
Glaxosmithkline PLC Spons ADR               Sole          NONE            2,135
Harley Davidson Inc                         Sole          NONE            3,860
Heinz H J Co                                Sole          NONE            5,515
IMS Health Inc                              Sole          NONE            7,340
ITT Corp                                    Sole          NONE            1,930
Intel Corp                                  Sole          NONE           11,700                  1,500
International Business Machines Corp        Sole          NONE            2,982
Johnson & Johnson                           Sole          NONE        1,831,075                203,135
Kellogg Co                                  Sole          NONE              400
Kroger Co                                   Sole          NONE            3,940
Lender Processing Services                  Sole          NONE              150                  1,100
Lexmark Intl Inc                            Sole          NONE            6,120
Lincare Hldgs Inc                           Sole          NONE            3,480
MTR Gaming Group                            Sole          NONE              400
McDonald's Corp                             Sole          NONE            3,089
McGraw Hill Companies                       Sole          NONE            1,550                    400
Medtronic Inc                               Sole          NONE        2,859,610                376,754
Merck & Company                             Sole          NONE            4,980
Microsoft Corp Com                          Sole          NONE        4,673,017                617,559
Moodys Corp                                 Sole          NONE            3,740
Mylan Laboratories Inc.                     Sole          NONE            3,712
Nestle SA ADR                               Sole          NONE            6,750
Nike Inc Cl B                               Sole          NONE            8,401
Nordson Corp                                Sole          NONE            1,470
Omnicom Group Inc                           Sole          NONE        2,637,413                353,620
Oracle Corp                                 Sole          NONE        4,021,895                502,400
PPG Industries Inc                          Sole          NONE            1,580
Patterson Companies                         Sole          NONE            2,960
Paychex Inc                                 Sole          NONE        2,049,591                267,480
Pepsico Inc                                 Sole          NONE        1,718,060                230,663
Pfizer Inc Com                              Sole          NONE           10,120
Pitney Bowes Inc                            Sole          NONE            4,360
Polaris Industries                          Sole          NONE              460
Praxair Inc                                 Sole          NONE          726,428                 88,712
Procter & Gamble Co                         Sole          NONE        1,621,105                205,355
Radioshack                                  Sole          NONE            5,630
Reliance Steel And Aluminum Co              Sole          NONE            1,000
Rockwell Collins Inc.                       Sole          NONE            2,030
SEI Investments                             Sole          NONE            4,700
Sara Lee Corp                               Sole          NONE            8,540
Silgan Holdings Inc                         Sole          NONE            1,790
Stanley Works                               Sole          NONE            1,650
Stryker Corp                                Sole          NONE        1,844,360                230,193
Suburban Propane Partnership                Sole          NONE            1,070
Sysco Corp                                  Sole          NONE        2,982,546                395,957
T Rowe Price Group Inc                      Sole          NONE          696,745                 90,723
TJX Companies Inc                           Sole          NONE              470
Total System Services                       Sole          NONE            5,720
Tutor Perini Corp                           Sole          NONE            4,730
US Bancorp Del Com New                      Sole          NONE            1,911
United Parcel Svc Cl B                      Sole          NONE              350
United Technologies                         Sole          NONE        1,358,180                183,596
VF Corp                                     Sole          NONE              260
Vanguard Div App ETF                        Sole          NONE           14,400
Verizon Communications                      Sole          NONE              610
WD 40 Co                                    Sole          NONE            1,793
Waddell & Reed Financial Inc                Sole          NONE            2,380
Walgreen Company                            Sole          NONE            7,790                  4,260
Waters Corp                                 Sole          NONE        1,569,780                207,300
Watson Wyatt Worldwide Inc                  Sole          NONE              470
Wells Fargo & Co                            Sole          NONE          158,000                  1,100
Weyerhaeuser Co                             Sole          NONE            1,350
Wilmington Trust Corp                       Sole          NONE              600
Wyeth                                       Sole          NONE            5,150
Zebra Technologies                          Sole          NONE            6,900
